TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 16 - TAXES ON INCOME

A.	The Company is subject to income taxes under Israeli tax laws:

1.	Corporate tax rates in Israel

The Israeli corporate tax rate was 23% in 2024, 2023 and 2022. Such tax rate changes had no significant impact on the Company’s financial statements.

2.	As of December 31, 2024, the Company generated net operating losses of approximately $81,759, which may be carried forward and offset against taxable income in the future for an indefinite period.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

3.	The Company is still in its development stage and has not yet generated significant revenues; therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a full valuation allowance was recorded.

	Year Ended December 31,
	2024	2023	2022
Deferred tax assets:	USD in thousands
Operating loss carryforward	81,759	73,448	68,870
Deferred taxes due to carryforward losses	18,804	16,893	15,840
Valuation allowance	(18,804)	(16,893)	(15,840)
Net deferred tax asset	—	—	—

4.	The Company has no unrecognized tax positions and foreign sources of income.

5.	Foresight Autonomous Holdings Ltd. has final tax assessments until and including 2021. Foresight Ltd. And Eye-Net has final tax assessments until and including 2020.

6.	Effective tax expense (benefit): The components of loss before tax and a reconciliation of the Company’s income tax expense to the Company’s theoretical statutory tax benefit is as follows:

	Year Ended December 31,
	2024	2023	2022

Loss before taxes on income	11,138	18,410	21,676
Israeli statutory income tax rate	23%	23%	23%
Theoretical statutory tax benefit	2,562	4,234	4,985
Losses for which a valuation allowance was provided or benefit from loss carry forwards and permanent differences	(2,562)	(4,234)	(4,985)

Income tax expense	-	-	-